OTHER CURRENT LIABILITIES - Summary of Other Current Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities [Abstract]
Contract liabilities	$ 4,477	$ 2,109
Dividend payable	101	220	$ 220
Provisions	115	18
Onerous contracts provisions	254	184
Other current liabilities	1,930	1,741
Total	$ 6,877	$ 4,272